CONVERTIBLE NOTES	12 Months Ended
Sep. 30, 2021
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 16 – CONVERTIBLE NOTES

On September 28, 2020, ZK entered into Convertible Debenture agreements with certain unaffiliated investors identified therein (each an “Holder” and collectively “Holders”). The convertible debentures, with aggregate principal amount of $1.4 million and 5% annual interest rate, are exercisable for a period of one year at an exercise price of 70% of the average closing price during the seven (7) consecutive Trading Days immediately preceding the Conversion Date, but not lower than the Floor Price of $0.62 per share. The transaction was closed on October 20, 2020 and full proceeds were received. As of September 30, 2021, all Holders have demanded to convert their convertible debentures and a total of 1,394,253 shares were issued to Investors.

On August 26, 2021, ZK entered into Convertible Debenture agreements with certain unaffiliated investors identified therein (each an “Holder” and collectively “Holders”). The convertible debentures, with aggregate principal amount of $12.7 million and 5% annual interest rate, are exercisable for a period of one year at an exercise price of 80% of the volume weighted average closing price during the seven (7) consecutive Trading Days immediately preceding the Conversion Date, but not lower than the Floor Price of $2.5 per share. The transaction was closed on September 27, 2021 and full proceeds were received. As of September 30, 2021, a majority of Holders have demanded to convert their convertible debentures and a total of 2,979,923 shares were issued to the demanded Holders.

The embedded conversion feature of the above convertible notes was determined to be beneficial conversion feature that requires recognition within equity on the commitment date. The BCF was measured the intrinsic values for convertible notes on the commitment dates, which are the dates that the agreements were signed with the investors. The Company’s convertible notes both have stated redemption dates (maturity dates), which are 12 months from the issuance dates, the BCF values will be accreted from issuance date to the conversion date or the stated maturity date, whichever is earlier. The accretion calculation is based on effective interest rate method consistent with the ordinary debt instruments.

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2021 was as follows:

			Net
	Principal	Discount on	carrying
	outstanding	debt	value

Convertible Notes - short-term	$4,123,900	(1,300,536)	$2,823,364

Net carrying amount of the equity component of the Convertible Notes as of September 30, 2021was as follows:

Amount
	allocated to		Equity
	conversion	Issuance	component,
	option	cost	net

Convertible Notes – equity portion	$1,291,892	8,644	$1,300,536